Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished Inventory	$ 84,730	$ 77,517
Raw Materials and Packaging	61,992	4,795
Total Inventory	$ 146,722	$ 82,312